Note 22 - Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
22.	Related party transactions

During the year ended December 31, 2011, the Company paid $3,363 (2010 - $2,812; 2009 - $2,556) in rent to entities controlled by minority shareholders of subsidiaries.  In addition, $15,821 (2010 - $16,036; 2009 - $5,925) of service revenues were earned from entities controlled by minority shareholders of subsidiaries and $370 (2010 - $169; 2009 - $1,030) of expenses were paid to entities controlled by minority shareholders of subsidiaries.

As at December 31, 2011, the Company had $3,954 of loans receivable from minority shareholders (2010 - $6,004) and $2,720 of loans payable to minority shareholders (2010 - $2,950).